Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net income	¥ 84,985	¥ 109,407	¥ 114,191
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	82,804	77,445	76,647
Provision for doubtful accounts and loss on bad debts	356	566	761
Write-down of inventories	28,721	9,215	12,238
Deferred income taxes (Note 15)	(10,913)	(8,389)	(17,795)
Gains on sales of securities, net (Note 3)	(1,639)	(193)	(20,600)
Gains on sales of property, plant and equipment, net	164	(1,142)	(12,039)
Loss on impairment of goodwill (Notes 4 and 9)	0	0	14,143
Foreign currency adjustments	7,380	4,160	2,955
Change in assets and liabilities:
(Increase) decrease in receivables	(29,547)	(30,035)	15,611
(Increase) decrease in inventories	(49,132)	(16,349)	6,310
(Increase) decrease in other current assets	(4,419)	9,023	87
Increase in notes and accounts payable	9,854	3,524	2,400
Increase (decrease) in accrued income taxes	10,991	(7,370)	5,807
Increase (decrease) in other current liabilities	12,971	17,560	(3,478)
Increase (decrease) in other non-current liabilities	10,139	(5,045)	(4,722)
Other, net	6,238	1,854	1,524
Net cash provided by operating activities	158,953	164,231	194,040
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(3,712)	(2)	(42)
Payments for purchases of held-to-maturity securities	(30,135)	(146,832)	(121,924)
Payments for purchases of other securities	(6,911)	(2,646)	(5,546)
Proceeds from sales of available-for-sale securities	2,438	237	39,057
Proceeds from maturities of held-to-maturity securities	102,679	132,501	94,608
Acquisitions of businesses, net of cash acquired (Notes 2 and 19)	(75,322)	(19,673)	(22,676)
Payments for purchases of property, plant and equipment	(84,195)	(66,901)	(66,102)
Payments for purchases of intangible assets	(7,194)	(5,810)	(10,703)
Proceeds from sales of property, plant and equipment	1,886	3,416	16,989
Acquisition of time deposits and certificate of deposits	(420,556)	(454,998)	(313,911)
Withdrawal of time deposits and certificate of deposits	466,962	449,747	281,614
Other, net	932	(1,128)	1,827
Net cash used in investing activities	(53,128)	(112,089)	(106,809)
Cash flows from financing activities:
Decrease in short-term borrowings, net	(3,240)	(4,729)	(2,881)
Proceeds from issuance of long-term debt	13,203	9,778	10,996
Payments of long-term debt	(12,771)	(11,177)	(12,830)
Dividends paid	(47,936)	(39,982)	(43,874)
Purchases of noncontrolling interests	(454)	(1,942)	(1,780)
Other, net	(422)	80	(239)
Net cash used in financing activities	(51,620)	(47,972)	(50,608)
Effect of exchange rate changes on cash and cash equivalents	(5,462)	(1,995)	(13,966)
Net increase in cash and cash equivalents	48,743	2,175	22,657
Cash and cash equivalents at beginning of year	376,195	374,020	351,363
Cash and cash equivalents at end of year	¥ 424,938	¥ 376,195	¥ 374,020